Schedule of provisions for tax, labor, civil, commercial and other risks classified as probable loss, and contingent liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 1,702,720	R$ 1,794,369
Additions	536,244	592,457
Business combination (note 1.2)	40,925
Reversals	(558,544)	(534,548)
Payments	(518,838)	(399,187)
Interest	316,951	249,609
Exchange rate variation	(1,826)	20
Ending balance	1,517,632	1,702,720
Current provisions	959,132	865,338
Non-current provisions	558,500	837,382
ProvisionForTaxMember
IfrsStatementLineItems [Line Items]
Beginning balance	427,302	583,464
Additions	174,491	103,773
Business combination (note 1.2)	2,848
Reversals	(100,438)	(246,499)
Payments	(165,578)	(70,699)
Interest	61,493	57,275
Exchange rate variation	(17)	(12)
Ending balance	400,101	427,302
ProvisionForLaborMember
IfrsStatementLineItems [Line Items]
Beginning balance	634,706	603,074
Additions	301,192	435,723
Business combination (note 1.2)	1,969
Reversals	(187,520)	(250,029)
Payments	(282,956)	(298,599)
Interest	163,020	144,516
Exchange rate variation	(1,644)	21
Ending balance	628,767	634,706
Civil, Commercial And Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	343,530	307,177
Additions	60,561	52,961
Business combination (note 1.2)	2,217
Reversals	(71,275)	(34,556)
Payments	(70,304)	(29,889)
Interest	92,438	47,818
Exchange rate variation	(154)	19
Ending balance	357,013	343,530
Contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	297,182	300,654
Additions
Business combination (note 1.2)	33,891
Reversals	(199,311)	(3,464)
Payments
Interest
Exchange rate variation	(11)	(8)
Ending balance	R$ 131,751	R$ 297,182